TETON Westwood SmallCap Equity Fund
Schedule of Investments—June 30, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 93.2%
Aerospace  — 0.4%
3,600 Hexcel Corp. ...................................................... $ 188,316
Automotive  — 2.0%
15,750 Rush Enterprises Inc., Cl. A .............................. 759,150
5,800 Winnebago Industries Inc. ................................ 281,648
1,040,798
Aviation: Parts and Services  — 3.6%
44,100 AAR Corp.† ........................................................ 1,845,144
Banking  — 14.3%
10,633 Atlantic Union Bankshares Corp. ..................... 360,671
12,900 Banc of California Inc. ....................................... 227,298
10,800 Columbia Banking System Inc. ......................... 309,420
47,300 First Foundation Inc. ......................................... 968,704
15,000 Five Star Bancorp ............................................... 396,300
6,800 Glacier Bancorp Inc. .......................................... 322,456
28,150 OceanFirst Financial Corp. ............................... 538,509
26,000 Old National Bancorp ....................................... 384,540
7,133 SouthState Corp. ................................................ 550,311
7,700 Third Coast Bancshares Inc.† ............................ 168,630
4,440 TrustCo Bank Corp. NY .................................... 136,930
19,050 Umpqua Holdings Corp. .................................. 319,469
20,000 USCB Financial Holdings Inc.† ........................ 230,800
63,020 Valley National Bancorp ................................... 656,038
36,700 Veritex Holdings Inc. ......................................... 1,073,842
14,000 Washington Federal Inc. .................................... 420,280
7,600 Washington Trust Bancorp Inc. ........................ 367,612
7,431,810
Broadcasting  — 1.3%
8,600 Chicken Soup For The Soul Entertainment
Inc.† ................................................................. 63,726
35,900 Hemisphere Media Group Inc.† ....................... 273,917
20,900 IMAX Corp.† ...................................................... 353,001
690,644
Building and Construction  — 2.9%
26,000 Babcock & Wilcox Enterprises Inc.† ................. 156,780
5,500 EMCOR Group Inc. ........................................... 566,280
7,300 MYR Group Inc.† ............................................... 643,349
3,200 Skyline Champion Corp.† ................................. 151,744
1,518,153
Business Services  — 4.9%
20,400 ABM Industries Inc. ........................................... 885,768
9,300 Deluxe Corp. ...................................................... 201,531
3,150 FTI Consulting Inc.† .......................................... 569,678
9,900 Heidrick & Struggles International Inc. ........... 320,364
7,200 McGrath RentCorp ............................................ 547,200
2,524,541
Communications  — 0.6%
6,200 ATN International Inc. ...................................... 290,842
Communications Equipment  — 2.9%
80,800 Extreme Networks Inc.† .................................... 720,736
100,000 Infinera Corp.† ................................................... 536,000
3,100 Lumentum Holdings Inc.† ................................ 246,202
1,502,938
Computer Software and Services  — 6.4%
44,200 NetScout Systems Inc.† ..................................... 1,496,170
50,000 Paya Holdings Inc.† ........................................... 328,500
Shares
Market
Value
16,300 Progress Software Corp. .................................... $ 738,390
11,000 Skillsoft Corp.† .................................................. 38,720
6,900 Teradata Corp.† ................................................. 255,369
25,600 Unisys Corp.† .................................................... 307,968
28,671 Vimeo Inc.† ........................................................ 172,599
3,337,716
Consumer Products  — 2.9%
18,800 Hanesbrands Inc. ............................................... 193,452
64,800 KAR Auction Services Inc.† .............................. 957,096
3,800 Oxford Industries Inc. ....................................... 337,212
1,487,760
Diversified Industrial  — 4.3%
2,600 Albany International Corp., Cl. A .................... 204,854
7,600 Apogee Enterprises Inc. .................................... 298,072
23,300 Enerpac Tool Group Corp. ................................ 443,166
9,500 Kennametal Inc. ................................................. 220,685
9,800 Luxfer Holdings plc ........................................... 148,176
53,800 Steelcase Inc., Cl. A ............................................ 577,274
12,900 Textainer Group Holdings Ltd. ........................ 353,589
2,245,816
Electronics  — 4.8%
14,300 Advanced Energy Industries Inc. ..................... 1,043,614
6,300 Comtech Telecommunications Corp. ............... 57,141
7,500 FARO Technologies Inc.† .................................. 231,225
11,500 Plantronics Inc.† ................................................. 456,320
55,500 TTM Technologies Inc.† .................................... 693,750
2,482,050
Energy and Utilities  — 8.7%
31,100 ChampionX Corp. .............................................. 617,335
10,100 Diamondback Energy Inc. ................................. 1,223,615
8,600 Dril-Quip Inc.† ................................................... 221,880
32,700 Magnolia Oil & Gas Corp., Cl. A ...................... 686,373
28,900 Oceaneering International Inc.† ....................... 308,652
91,700 Patterson-UTI Energy Inc. ................................. 1,445,192
4,503,047
Environmental Control  — 1.0%
15,300 Evoqua Water Technologies Corp.† ................. 497,403
Equipment and Supplies  — 1.8%
8,700 CIRCOR International Inc.† .............................. 142,593
27,100 Flowserve Corp. ................................................. 775,873
918,466
Financial Services  — 4.4%
8,800 Brown & Brown Inc. .......................................... 513,392
6,178 Citizens Financial Group Inc. ........................... 220,493
6,000 Horace Mann Educators Corp. ......................... 230,280
4,700 Mercury General Corp. ..................................... 208,210
6,400 ProAssurance Corp. .......................................... 151,232
9,750 Stifel Financial Corp. ......................................... 546,195
7,700 Univest Financial Corp. ..................................... 195,888
5,743 Webster Financial Corp. .................................... 242,067
2,307,757
Health Care  — 7.8%
4,100 AMN Healthcare Services Inc.† ........................ 449,811
4,400 Haemonetics Corp.† .......................................... 286,792
1,780 ICU Medical Inc.† .............................................. 292,614
24,400 Natus Medical Inc.† ........................................... 799,588
5,850 Omnicell Inc.† .................................................... 665,438
41,600 Patterson Cos. Inc. ............................................. 1,260,480

TETON Westwood SmallCap Equity Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
11,000 Supernus Pharmaceuticals Inc.† ....................... $ 318,120
4,072,843
Machinery  — 1.3%
57,700 Mueller Water Products Inc., Cl. A ................... 676,821
Materials  — 0.7%
8,700 Avient Corp. ....................................................... 348,696
Real Estate  — 1.1%
10,000 Alpine Income Property Trust Inc., REIT ........ 179,200
22,100 CareTrust REIT Inc. ........................................... 407,524
586,724
Retail  — 3.5%
17,550 American Eagle Outfitters Inc. ......................... 196,209
54,000 Ethan Allen Interiors Inc. .................................. 1,091,340
5,800 The Hain Celestial Group Inc.† ........................ 137,692
20,900 Urban Outfitters Inc.† ........................................ 389,994
1,815,235
Semiconductors  — 8.9%
1,100 CMC Materials Inc. ............................................ 191,939
16,000 Cohu Inc.† .......................................................... 444,000
10,700 Entegris Inc. ....................................................... 985,791
16,900 FormFactor Inc.† ................................................ 654,537
9,100 Marvell Technology Inc. .................................... 396,123
4,000 MKS Instruments Inc. ........................................ 410,520
19,000 nLight Inc.† ........................................................ 194,180
19,400 Onto Innovation Inc.† ........................................ 1,352,956
4,630,046
Specialty Chemicals  — 1.2%
8,100 Darling Ingredients Inc.† .................................. 484,380
2,700 Minerals Technologies Inc. ................................ 165,618
649,998
Transportation  — 1.5%
22,300 The Greenbrier Companies Inc. ........................ 802,577
TOTAL COMMON STOCKS ......................... 48,396,141
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.8%
$ 3,535,000 U.S. Treasury Bills,
0.794% to 1.683%††,
07/28/22 to 09/29/22 ........................................ 3,528,128
TOTAL INVESTMENTS — 100.0%
(Cost $38,123,605) ........................................... $ 51,924,269
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust